UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS 2X Innovation ETF	AXS 1.5X PYPL Bear Daily ETF
(TARK)	(PYPS)

AXS Short China Internet ETF	AXS 1.5X PYPL Bull Daily ETF
(SWEB)	(PYPT)

AXS 1.25X NVDA Bear Daily ETF	AXS TSLA Bear Daily ETF
(NVDS)	(TSLQ)

AXS 2X PFE Bear Daily ETF	AXS 2X NKE Bear Daily ETF
(PFES)	(NKEQ)

AXS 2X PFE Bull Daily ETF	AXS 2X NKE Bull Daily ETF
(PFEL)	(NKEL)

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2022

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	11
Statements of Operations	15
Statement of Changes in Net Assets	19
Financial Highlights	29
Notes to Financial Statements	39
Supplemental Information	62
Expense Examples	66

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS ETFs. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS 2X Innovation ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$49,887,687
TOTAL NET ASSETS — 100.0%	$49,887,687

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	ARK Innovation ETF	Receive	4.07% (OBRF01* + 100bps)	At Maturity	5/3/2023	$113,460,083	$-	$(13,593,905)
TOTAL EQUITY SWAP CONTRACTS								$(13,593,905)

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS Short China Internet ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$2,122,986
TOTAL NET ASSETS — 100.0%	$2,122,986

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Kraneshares CSI China Internet ETF	Pay	2.07% (OBRF01* - 100bps)	At Maturity	5/3/2023	$(2,357,924)	$-	$236,173
TOTAL EQUITY SWAP CONTRACTS								$236,173

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS 1.25X NVDA Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$3,890,128
TOTAL NET ASSETS — 100.0%	$3,890,128

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	NVIDIA Corp.	Pay	2.57% (OBRF01* - 50bps)	At Maturity	7/13/23	$(5,012,349)	$-	$164,882
TOTAL EQUITY SWAP CONTRACTS								$164,882

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS 2X PFE Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,511,899
TOTAL NET ASSETS — 100.0%	$1,511,899

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Pfizer, Inc.	Pay	2.57% (OBRF01* - 50bps)	At Maturity	7/13/2023	$(3,177,920)	$-	$164,363
TOTAL EQUITY SWAP CONTRACTS								$164,363

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS 2X PFE Bull Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$806,974
TOTAL NET ASSETS — 100.0%	$806,974

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Pfizer, Inc.	Receive	3.56% (OBRF01* +125bps)	At Maturity	7/13/2023	$1,800,863	$-	$(190,228)
TOTAL EQUITY SWAP CONTRACTS								$(190,228)

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS 1.5X PYPL Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$814,858
TOTAL NET ASSETS — 100.0%	$814,858

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Paypal Holdings, Inc.	Pay	2.57% (OBRF01*-50bps)	At Maturity	7/13/23	$(1,303,555)	$-	$80,328
TOTAL EQUITY SWAP CONTRACTS								$80,328

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS 1.5X PYPL Bull Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,774,942
TOTAL NET ASSETS — 100.0%	$1,774,942

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Paypal Holdings, Inc.	Receive	4.32% (OBRF01* +125bps)	At Maturity	7/13/23	$2,581,048	$-	$80,237
TOTAL EQUITY SWAP CONTRACTS								$80,237

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS TSLA Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$58,445,452
TOTAL NET ASSETS — 100.0%	$58,445,452

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Tesla, Inc.	Pay	2.57% (OBRF01* - 50bps)	At Maturity	7/13/23	$(36,245,322)	$-	$5,380,766
TOTAL EQUITY SWAP CONTRACTS								$5,380,766

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS 2X NKE Bear Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,690,693
TOTAL NET ASSETS — 100.0%	$1,690,693

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Nike, Inc., Class B	Pay	2.57% (OBRF01* - 50bps)	At Maturity	7/13/23	$(4,003,341)	$-	$613,042
TOTAL EQUITY SWAP CONTRACTS								$613,042

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS 2X NKE Bull Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$456,544
TOTAL NET ASSETS — 100.0%	$456,544

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Nike, Inc., Class B	Receive	4.32% (OBRF01* +125bps)	At Maturity	7/13/23	$1,213,737	$-	$(301,495)
TOTAL EQUITY SWAP CONTRACTS								$(301,495)

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2022 (Unaudited)

	AXS 2X Innovation ETF	AXS Short China Internet ETF	AXS 1.25X NVDA Bear Daily ETF
Assets:
Cash	$11,500,855	$1,023,922	$388,591
Cash deposited with brokers for open swap contracts	50,390,000	910,000	1,780,000
Unrealized appreciation on open swap contracts	-	236,173	164,882
Receivables:
Fund shares sold	4,266,264	-	-
Receivable for swaps	-	9,042	1,575,055
Due from Advisor	-	7,800	5,906
Prepaid expenses	5,697	-	1,971
Total assets	66,162,816	2,186,937	3,916,405

Liabilities:
Unrealized depreciation on open swap contracts	13,593,905	-	-
Payables:
Fund shares redeemed	1,991,264	-	-
Advisory fees	41,585	-	-
Fund administration fees	5,425	680	-
Transfer agent fees and expenses	6,790	6,790	3,030
Custody fees	3,857	3,857	2,056
Payable for swaps	601,952	-	-
Auditing fees	6,893	6,893	3,247
Legal fees	4,950	5,524	2,597
Trustees' fees and expenses	3,749	3,484	1,101
Chief Compliance Officer fees	2,702	4,203	719
Shareholder reporting fees	1,861	1,461	670
Trustees' deferred compensation (Note 3)	912	45	61
Fund accounting fees	-	22,803	5,087
Accrued other expenses	9,284	8,211	7,709
Total liabilities	16,275,129	63,951	26,277

Net Assets	$49,887,687	$2,122,986	$3,890,128

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$61,198,154	$2,247,645	$2,206,604
Total distributable earnings (accumulated deficit)	(11,310,467)	(124,659)	1,683,524
Net Assets	$49,887,687	$2,122,986	$3,890,128

Shares of beneficial interest issued and outstanding	3,635,000	75,000	65,000
Net asset value per share	$13.72	$28.31	$59.85

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2022 (Unaudited)

	AXS 2X PFE Bear Daily ETF	AXS 2X PFE Bull Daily ETF	AXS 1.5X PYPL Bear Daily ETF
Assets:
Cash	$538,501	$245,401	$314,325
Cash deposited with brokers for open swap contracts	690,000	805,000	490,000
Unrealized appreciation on open swap contracts	164,363	-	80,328
Receivables:
Fund shares sold	-	-	-
Receivable for swaps	134,138	-	-
Due from Advisor	9,193	9,664	9,629
Prepaid expenses	2,232	1,940	2,148
Total assets	1,538,427	1,062,005	896,430

Liabilities:
Unrealized depreciation on open swap contracts	-	190,228	-
Payables:
Fund shares redeemed	-	-	-
Advisory fees	-	-	-
Fund administration fees	-	-	-
Transfer agent fees and expenses	3,031	3,030	3,030
Custody fees	2,056	2,056	2,056
Payable for swaps	-	38,290	55,022
Auditing fees	3,247	3,247	3,247
Legal fees	2,598	2,598	2,598
Trustees' fees and expenses	1,102	1,093	1,123
Chief Compliance Officer fees	785	795	794
Shareholder reporting fees	670	670	670
Trustees' deferred compensation (Note 3)	55	40	47
Fund accounting fees	5,087	5,087	5,087
Accrued other expenses	7,897	7,897	7,898
Total liabilities	26,528	255,031	81,572

Net Assets	$1,511,899	$806,974	$814,858

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,230,088	$1,055,178	$1,796,710
Total distributable earnings (accumulated deficit)	281,811	(248,204)	(981,852)
Net Assets	$1,511,899	$806,974	$814,858

Shares of beneficial interest issued and outstanding	25,000	35,000	25,000
Net asset value per share	$60.48	$23.06	$32.59

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2022 (Unaudited)

	AXS 1.5X PYPL Bull Daily ETF	AXS TSLA Bear Daily ETF	AXS 2X NKE Bear Daily ETF
Assets:
Cash	$1,038,034	$32,460,757	$71,921
Cash deposited with brokers for open swap contracts	650,000	21,120,000	990,000
Unrealized appreciation on open swap contracts	80,237	5,380,766	613,042
Receivables:
Receivable for swaps	223,552	182,623	30,823
Due from Advisor	8,547	-	9,237
Prepaid expenses	2,192	-	2,203
Other assets	-	9,608	-
Total assets	2,002,562	59,153,754	1,717,226

Liabilities:
Unrealized depreciation on open swap contracts	-	-	-
Payables:
Fund shares redeemed	201,084	641,034	-
Advisory fees	-	45,426	-
Transfer agent fees and expenses	3,031	3,030	3,030
Custody fees	2,056	2,056	2,056
Payable for swaps	-	-	-
Auditing fees	3,247	3,247	3,247
Legal fees	2,598	2,598	2,598
Trustees' fees and expenses	1,125	1,170	1,104
Chief Compliance Officer fees	777	208	789
Shareholder reporting fees	670	670	670
Trustees' deferred compensation (Note 3)	47	965	54
Fund accounting fees	5,087	-	5,087
Accrued other expenses	7,898	7,898	7,898
Total liabilities	227,620	708,302	26,533

Net Assets	$1,774,942	$58,445,452	$1,690,693

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,287,175	$57,637,743	$1,499,570
Total distributable earnings (accumulated deficit)	487,767	807,709	191,123
Net Assets	$1,774,942	$58,445,452	$1,690,693

Shares of beneficial interest issued and outstanding	45,000	1,375,000	25,000
Net asset value per share	$39.44	$42.51	$67.63

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of September 30, 2022 (Unaudited)

AXS 2X NKE Bull Daily ETF
Assets:
Cash	$206,613
Cash deposited with brokers for open swap contracts	619,999
Unrealized appreciation on open swap contracts	-
Receivables:
Receivable for swaps	-
Due from Advisor	9,745
Prepaid expenses	1,964
Other assets	-
Total assets	838,321

Liabilities:
Unrealized depreciation on open swap contracts	301,495
Payables:
Fund shares redeemed	-
Advisory fees	-
Transfer agent fees and expenses	3,030
Custody fees	2,056
Payable for swaps	53,771
Auditing fees	3,247
Legal fees	2,598
Trustees' fees and expenses	1,090
Chief Compliance Officer fees	794
Shareholder reporting fees	670
Trustees' deferred compensation (Note 3)	41
Fund accounting fees	5,087
Accrued other expenses	7,898
Total liabilities	381,777

Net Assets	$456,544

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$560,857
Total distributable earnings (accumulated deficit)	(104,313)
Net Assets	$456,544

Shares of beneficial interest issued and outstanding	25,000
Net asset value per share	$18.26

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS

For the Periods Ended September 30, 2022 (Unaudited)

	AXS 2X Innovation ETF*	AXS Short China Internet ETF*	AXS 1.25X NVDA Bear Daily ETF*
Investment Income:
Interest	$57,370	$4,531	$3,727
Total investment income	57,370	4,531	3,727

Expenses:
Advisory fees	137,344	6,102	7,108
Fund administration fees	23,977	6,577	-
Transfer agent fees and expenses	6,790	6,790	3,031
Custody fees	3,857	3,857	2,056
Miscellaneous	7,085	11,281	10,686
Auditing fees	6,893	6,893	3,247
Trustees' fees and expenses	6,438	3,638	1,282
Legal fees	5,659	5,659	2,598
Shareholder reporting fees	5,383	4,983	1,541
Chief Compliance Officer fees	4,318	4,318	1,082
Insurance fees	964	964	541
Fund accounting fees	-	22,803	5,087
Total expenses	208,708	83,865	38,259
Advisory fees (waived) recovered	(42,523)	(6,102)	(7,108)
Other expenses absorbed	-	(70,026)	(22,546)
Net expenses	166,185	7,737	8,605
Net investment income (loss)	(108,815)	(3,206)	(4,878)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	2,392,253	(357,626)	1,523,520
Net realized gain (loss)	2,392,253	(357,626)	1,523,520
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(13,593,905)	236,173	164,882
Net change in unrealized appreciation (depreciation)	(13,593,905)	236,173	164,882
Net realized and unrealized gain (loss)	(11,201,652)	(121,453)	1,688,402

Net Increase (Decrease) in Net Assets from Operations	$(11,310,467)	$(124,659)	$1,683,524

*	The 2X Innovation ETF, Short China Internet ETF, and 1.25X NVDA Bear Daily ETF commenced operations on April 28, 2022, April 28, 2022, and July 13, 2022, respectively.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Periods Ended September 30, 2022 (Unaudited)

	AXS 2X PFE Bear Daily ETF*	AXS 2X PFE Bull Daily ETF*	AXS 1.5X PYPL Bear Daily ETF*
Investment Income:
Interest	$1,426	$830	$890
Total investment income	1,426	830	890

Expenses:
Advisory fees	3,523	2,309	2,430
Fund administration fees	-	-	-
Transfer agent fees and expenses	3,030	3,031	3,030
Custody fees	2,056	2,056	2,056
Miscellaneous	10,686	10,836	10,686
Auditing fees	3,247	3,247	3,247
Trustees' fees and expenses	1,282	1,232	1,282
Legal fees	2,598	2,598	2,598
Shareholder reporting fees	1,541	1,541	1,541
Chief Compliance Officer fees	1,082	1,082	1,082
Insurance fees	541	541	541
Fund accounting fees	5,087	5,087	5,087
Total expenses	34,673	33,560	33,580
Advisory fees (waived) recovered	(3,523)	(2,309)	(2,430)
Other expenses absorbed	(26,885)	(28,458)	(28,205)
Net expenses	4,265	2,793	2,945
Net investment income (loss)	(2,839)	(1,963)	(2,055)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	120,287	(56,013)	(1,060,125)
Net realized gain (loss)	120,287	(56,013)	(1,060,125)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	164,363	(190,228)	80,328
Net change in unrealized appreciation (depreciation)	164,363	(190,228)	80,328
Net realized and unrealized gain (loss)	284,650	(246,241)	(979,797)

Net Increase (Decrease) in Net Assets from Operations	$281,811	$(248,204)	$(981,852)

*	The 2X PFE Bear Daily ETF, 2X PFE Bull Daily ETF, and 1.5X PYPL Bear Daily ETF commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Periods Ended September 30, 2022 (Unaudited)

	AXS 1.5X PYPL Bull Daily ETF*	AXS TSLA Bear Daily ETF*	AXS 2X NKE Bear Daily ETF*
Investment Income:
Interest	$2,164	$82,327	$940
Total investment income	2,164	82,327	940

Expenses:
Advisory fees	4,236	84,789	3,505
Fund administration fees	-	1,188	-
Transfer agent fees and expenses	3,031	3,031	3,030
Custody fees	2,056	2,056	2,056
Miscellaneous	10,686	7,084	10,686
Auditing fees	3,247	3,247	3,247
Trustees' fees and expenses	1,282	3,782	1,282
Legal fees	2,598	2,598	2,598
Shareholder reporting fees	1,541	1,541	1,541
Chief Compliance Officer fees	1,082	1,082	1,082
Insurance fees	541	541	541
Fund accounting fees	5,087	-	5,087
Total expenses	35,387	110,939	34,655
Advisory fees (waived) recovered	(4,236)	(8,300)	(3,505)
Other expenses absorbed	(26,012)	-	(27,285)
Net expenses	5,139	102,639	3,865
Net investment income (loss)	(2,975)	(20,312)	(2,925)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	410,505	(4,552,745)	(418,994)
Net realized gain (loss)	410,505	(4,552,745)	(418,994)
Net change in unrealized appreciation (depreciation) on:
Swap contracts	80,237	5,380,766	613,042
Net change in unrealized appreciation (depreciation)	80,237	5,380,766	613,042
Net realized and unrealized gain (loss)	490,742	828,021	194,048

Net Increase (Decrease) in Net Assets from Operations	$487,767	$807,709	$191,123

*	The 1.5X PYPL Bull Daily ETF, TSLA Bear Daily ETF, and 2X NKE Bear Daily ETF commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS - Continued

For the Periods Ended September 30, 2022 (Unaudited)

AXS 2X NKE Bull Daily ETF*
Investment Income:
Interest	$1,187
Total investment income	1,187

Expenses:
Advisory fees	2,486
Fund administration fees	-
Transfer agent fees and expenses	3,030
Custody fees	2,056
Miscellaneous	10,836
Auditing fees	3,247
Trustees' fees and expenses	1,232
Legal fees	2,598
Shareholder reporting fees	1,541
Chief Compliance Officer fees	1,082
Insurance fees	541
Fund accounting fees	5,087
Total expenses	33,736
Advisory fees (waived) recovered	(2,486)
Other expenses absorbed	(28,241)
Net expenses	3,009
Net investment income (loss)	(1,822)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	199,004
Net realized gain (loss)	199,004
Net change in unrealized appreciation (depreciation) on:
Swap contracts	(301,495)
Net change in unrealized appreciation (depreciation)	(301,495)
Net realized and unrealized gain (loss)	(102,491)

Net Increase (Decrease) in Net Assets from Operations	$(104,313)

*	The 2X NKE Bull Daily ETF commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS 2X Innovation ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2022* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(108,815)
Net realized gain (loss) on swap contracts	2,392,253
Net change in unrealized appreciation (depreciation) on swap contracts	(13,593,905)
Net increase (decrease) in net assets resulting from operations	(11,310,467)

Capital Transactions:
Net proceeds from shares sold	147,141,728
Cost of shares redeemed	(85,943,574)
Net increase (decrease) in net assets from capital transactions	61,198,154

Total increase (decrease) in net assets	49,887,687

Net Assets:
Beginning of period	-
End of period	$49,887,687

Capital Share Transactions:
Shares sold	7,820,000
Shares redeemed	(4,185,000)
Net increase (decrease) in capital share transactions	3,635,000

*	The Fund commenced operations on April 28, 2022.

See accompanying Notes to Financial Statements.

AXS Short China Internet ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2022* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(3,206)
Net realized gain (loss) on swap contracts	(357,626)
Net change in unrealized appreciation (depreciation) on swap contracts	236,173
Net increase (decrease) in net assets resulting from operations	(124,659)

Capital Transactions:
Net proceeds from shares sold	2,247,645
Net increase (decrease) in net assets from capital transactions	2,247,645

Total increase (decrease) in net assets	2,122,986

Net Assets:
Beginning of period	-
End of period	$2,122,986

Capital Share Transactions:
Shares sold	75,000
Net increase (decrease) in capital share transactions	75,000

*	The Fund commenced operations on April 28, 2022.

See accompanying Notes to Financial Statements.

AXS 1.25X NVDA Bear Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2022* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(4,878)
Net realized gain (loss) on swap contracts	1,523,520
Net change in unrealized appreciation (depreciation) on swap contracts	164,882
Net increase (decrease) in net assets resulting from operations	1,683,524

Capital Transactions:
Net proceeds from shares sold	9,351,057
Cost of shares redeemed	(7,144,453)
Net increase (decrease) in net assets from capital transactions	2,206,604

Total increase (decrease) in net assets	3,890,128

Net Assets:
Beginning of period	-
End of period	$3,890,128

Capital Share Transactions:
Shares sold	205,000
Shares redeemed	(140,000)
Net increase (decrease) in capital share transactions	65,000

*	The Fund commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS 2X PFE Bear Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2022* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(2,839)
Net realized gain (loss) on swap contracts	120,287
Net change in unrealized appreciation (depreciation) on swap contracts	164,363
Net increase (decrease) in net assets resulting from operations	281,811

Capital Transactions:
Net proceeds from shares sold	2,674,373
Cost of shares redeemed	(1,444,285)
Net increase (decrease) in net assets from capital transactions	1,230,088

Total increase (decrease) in net assets	1,511,899

Net Assets:
Beginning of period	-
End of period	$1,511,899

Capital Share Transactions:
Shares sold	55,000
Shares redeemed	(30,000)
Net increase (decrease) in capital share transactions	25,000

*	The Fund commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS 2X PFE Bull Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2022* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,963)
Net realized gain (loss) on swap contracts	(56,013)
Net change in unrealized appreciation (depreciation) on swap contracts	(190,228)
Net increase (decrease) in net assets resulting from operations	(248,204)

Capital Transactions:
Net proceeds from shares sold	1,830,613
Cost of shares redeemed	(775,435)
Net increase (decrease) in net assets from capital transactions	1,055,178

Total increase (decrease) in net assets	806,974

Net Assets:
Beginning of period	-
End of period	$806,974

Capital Share Transactions:
Shares sold	60,000
Shares redeemed	(25,000)
Net increase (decrease) in capital share transactions	35,000

*	The Fund commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS 1.5X PYPL Bear Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2022* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(2,055)
Net realized gain (loss) on swap contracts	(1,060,125)
Net change in unrealized appreciation (depreciation) on swap contracts	80,328
Net increase (decrease) in net assets resulting from operations	(981,852)

Capital Transactions:
Net proceeds from shares sold	2,459,100
Cost of shares redeemed	(662,390)
Net increase (decrease) in net assets from capital transactions	1,796,710

Total increase (decrease) in net assets	814,858

Net Assets:
Beginning of period	-
End of period	$814,858

Capital Share Transactions:
Shares sold	50,000
Shares redeemed	(25,000)
Net increase (decrease) in capital share transactions	25,000

*	The Fund commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS 1.5X PYPL Bull Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2022* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(2,975)
Net realized gain (loss) on swap contracts	410,505
Net change in unrealized appreciation (depreciation) on swap contracts	80,237
Net increase (decrease) in net assets resulting from operations	487,767

Capital Transactions:
Net proceeds from shares sold	1,956,029
Cost of shares redeemed	(668,854)
Net increase (decrease) in net assets from capital transactions	1,287,175

Total increase (decrease) in net assets	1,774,942

Net Assets:
Beginning of period	-
End of period	$1,774,942

Capital Share Transactions:
Shares sold	60,000
Shares redeemed	(15,000)
Net increase (decrease) in capital share transactions	45,000

*	The Fund commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS TSLA Bear Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2022* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(20,312)
Net realized gain (loss) on swap contracts	(4,552,745)
Net change in unrealized appreciation (depreciation) on swap contracts	5,380,766
Net increase (decrease) in net assets resulting from operations	807,709

Capital Transactions:
Net proceeds from shares sold	135,711,306
Cost of shares redeemed	(78,073,563)
Net increase (decrease) in net assets from capital transactions	57,637,743

Total increase (decrease) in net assets	58,445,452

Net Assets:
Beginning of period	-
End of period	$58,445,452

Capital Share Transactions:
Shares sold	3,320,000
Shares redeemed	(1,945,000)
Net increase (decrease) in capital share transactions	1,375,000

*	The Fund commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS 2X NKE Bear Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2022* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(2,925)
Net realized gain (loss) on swap contracts	(418,994)
Net change in unrealized appreciation (depreciation) on swap contracts	613,042
Net increase (decrease) in net assets resulting from operations	191,123

Capital Transactions:
Net proceeds from shares sold	2,450,620
Cost of shares redeemed	(951,050)
Net increase (decrease) in net assets from capital transactions	1,499,570

Total increase (decrease) in net assets	1,690,693

Net Assets:
Beginning of period	-
End of period	$1,690,693

Capital Share Transactions:
Shares sold	50,000
Shares redeemed	(25,000)
Net increase (decrease) in capital share transactions	25,000

*	The Fund commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS 2X NKE Bull Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended September 30, 2022* (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,822)
Net realized gain (loss) on swap contracts	199,004
Net change in unrealized appreciation (depreciation) on swap contracts	(301,495)
Net increase (decrease) in net assets resulting from operations	(104,313)

Capital Transactions:
Net proceeds from shares sold	1,528,485
Cost of shares redeemed	(967,628)
Net increase (decrease) in net assets from capital transactions	560,857

Total increase (decrease) in net assets	456,544

Net Assets:
Beginning of period	-
End of period	$456,544

Capital Share Transactions:
Shares sold	50,000
Shares redeemed	(25,000)
Net increase (decrease) in capital share transactions	25,000

*	The Fund commenced operations on July 13, 2022.

See accompanying Notes to Financial Statements.

AXS 2X Innovation ETF
FINANCIAL HIGHLGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period Ended September 30, 2022* (Unaudited)
Net asset value, beginning of period	$30.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.06)
Net realized and unrealized gain (loss)	(16.22)
Total from investment operations	(16.28)
Net asset value, end of period	$13.72

Total return[2,3]	(54.23)%[4]

Total return at market price[3,5]	(53.97)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,888

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.44%[6]
After fees waived and expenses absorbed	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.04)%[6]
After fees waived and expenses absorbed	(0.75)%[6]

Portfolio turnover rate[7]	-%[4]

*	The Fund commenced operations on April 28, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on Nasdaq.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Short China Internet ETF
FINANCIAL HIGHLGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period Ended September 30, 2022* (Unaudited)
Net asset value, beginning of period	$30.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.04)
Net realized and unrealized gain (loss)	(1.65)
Total from investment operations	(1.69)
Net asset value, end of period	$28.31

Total return[2,3]	(5.73)%[4]

Total return at market price[3,5]	(5.27)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,123

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.30%[6]
After fees waived and expenses absorbed	0.95%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(9.74)%[6]
After fees waived and expenses absorbed	(0.39)%[6]

Portfolio turnover rate[7]	-%[4]

*	The Fund commenced operations on April 28, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on Nasdaq.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS 1.25X NVDA Bear Daily ETF
FINANCIAL HIGHLGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period Ended September 30, 2022* (Unaudited)
Net asset value, beginning of period	$50.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.07)
Net realized and unrealized gain (loss)	9.92
Total from investment operations	9.85
Net asset value, end of period	$59.85

Total return[2,3]	19.62%[4]

Total return at market price[3,5]	19.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,890

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.11%[6]
After fees waived and expenses absorbed	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(4.61)%[6]
After fees waived and expenses absorbed	(0.65)%[6]

Portfolio turnover rate[7]	-%[4]

*	The Fund commenced operations on July 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on Nasdaq.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS 2X PFE Bear Daily ETF
FINANCIAL HIGHLGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period Ended September 30, 2022* (Unaudited)
Net asset value, beginning of period	$50.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.08)
Net realized and unrealized gain (loss)	10.56
Total from investment operations	10.48
Net asset value, end of period	$60.48

Total return[2,3]	20.86%[4]

Total return at market price[3,5]	20.80%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,512

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.35%[6]
After fees waived and expenses absorbed	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(8.97)%[6]
After fees waived and expenses absorbed	(0.77)%[6]

Portfolio turnover rate[7]	-%[4]

*	The Fund commenced operations on July 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on Nasdaq.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS 2X PFE Bull Daily ETF
FINANCIAL HIGHLGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period Ended September 30, 2022* (Unaudited)
Net asset value, beginning of period	$30.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.05)
Net realized and unrealized gain (loss)	(6.89)
Total from investment operations	(6.94)
Net asset value, end of period	$23.06

Total return[2,3]	(23.13)%[4]

Total return at market price[3,5]	(23.07)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$807

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.81%[6]
After fees waived and expenses absorbed	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(13.47)%[6]
After fees waived and expenses absorbed	(0.81)%[6]

Portfolio turnover rate[7]	-%[4]

*	The Fund commenced operations on July 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on Nasdaq.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS 1.5X PYPL Bear Daily ETF
FINANCIAL HIGHLGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period Ended September 30, 2022* (Unaudited)
Net asset value, beginning of period	$50.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.06)
Net realized and unrealized gain (loss)	(17.35)
Total from investment operations	(17.41)
Net asset value, end of period	$32.59

Total return[2,3]	(34.86)%[4]

Total return at market price[3,5]	(34.84)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$815

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.12%[6]
After fees waived and expenses absorbed	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(12.77)%[6]
After fees waived and expenses absorbed	(0.80)%[6]

Portfolio turnover rate[7]	-%[4]

*	The Fund commenced operations on July 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on Nasdaq.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS 1.5X PYPL Bull Daily ETF
FINANCIAL HIGHLGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period Ended September 30, 2022* (Unaudited)
Net asset value, beginning of period	$30.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.06)
Net realized and unrealized gain (loss)	9.50
Total from investment operations	9.44
Net asset value, end of period	$39.44

Total return[2,3]	31.47%[4]

Total return at market price[3,5]	31.43%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,775

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.92%[6]
After fees waived and expenses absorbed	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(7.43)%[6]
After fees waived and expenses absorbed	(0.66)%[6]

Portfolio turnover rate[7]	-%[4]

*	The Fund commenced operations on July 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on Nasdaq.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS TSLA Bear Daily ETF
FINANCIAL HIGHLGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period Ended September 30, 2022* (Unaudited)
Net asset value, beginning of period	$50.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.02)
Net realized and unrealized gain (loss)	(7.47)
Total from investment operations	(7.49)
Net asset value, end of period	$42.51

Total return[2,3]	(15.08)%[4]

Total return at market price[3,5]	(15.14)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,445

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.24%[6]
After fees waived and expenses absorbed	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.32)%[6]
After fees waived and expenses absorbed	(0.23)%[6]

Portfolio turnover rate[7]	-%[4]

*	The Fund commenced operations on July 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on Nasdaq.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS 2X NKE Bear Daily ETF
FINANCIAL HIGHLGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period Ended September 30, 2022* (Unaudited)
Net asset value, beginning of period	$50.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.08)
Net realized and unrealized gain (loss)	17.71
Total from investment operations	17.63
Net asset value, end of period	$67.63

Total return[2,3]	35.22%[4]

Total return at market price[3,5]	35.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,691

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.28%[6]
After fees waived and expenses absorbed	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(10.00)%[6]
After fees waived and expenses absorbed	(0.87)%[6]

Portfolio turnover rate[7]	-%[4]

*	The Fund commenced operations on July 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on Nasdaq.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS 2X NKE Bull Daily ETF
FINANCIAL HIGHLGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period Ended September 30, 2022* (Unaudited)
Net asset value, beginning of period	$30.00
Income from Investment Operations:
Net investment income (loss) [1]	(0.05)
Net realized and unrealized gain (loss)	(11.69)
Total from investment operations	(11.74)
Net asset value, end of period	$18.26

Total return[2,3]	(39.13)%[4]

Total return at market price[3,5]	(39.20)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$457

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	12.91%[6]
After fees waived and expenses absorbed	1.15%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(12.46)%[6]
After fees waived and expenses absorbed	(0.70)%[6]

Portfolio turnover rate[7]	-%[4]

*	The Fund commenced operations on July 13, 2022.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on Nasdaq. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on Nasdaq.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2022 (Unaudited)

Note 1 – Organization

AXS 2X Innovation ETF (the “2X Innovation ETF”), AXS Short China Internet ETF (the “Short China Internet ETF”), AXS 1.25X NVDA Bear Daily ETF (the “1.25X NVDA Bear Daily ETF”), AXS 2X PFE Bear Daily ETF (the “2X PFE Bear Daily ETF”), AXS 2X PFE Bull Daily ETF (the “2X PFE Bull Daily ETF”), AXS 1.5X PYPL Bear Daily ETF (the “1.5X PYPL Bear Daily ETF”), AXS 1.5X PYPL Bull Daily ETF (the “1.5X PYPL Bull Daily ETF”), AXS TSLA Bear Daily ETF (the “TSLA Bear Daily ETF”), AXS 2X NKE Bear Daily ETF (the “2X NKE Bear Daily ETF”) and AXS 2X NKE Bull Daily ETF (the “2X NKE Bull Daily ETF”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The 2X Innovation ETF seeks daily investment results, before fees and expenses, of 200% of the daily performance of the ARK Innovation ETF. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund commenced operations on April 28, 2022.

The Short China Internet ETF seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the China Internet ETF. The Fund is an actively managed ETF. The Fund commenced operations on April 28, 2022.

The 1.25X NVDA Bear Daily ETF seeks daily investment results, before fees and expenses, that correspond to one and a quarter times the inverse (-125%) the daily performance of the common shares of NVIDIA Corporation. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

The 2X PFE Bear Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) the daily performance of the common shares of Pfizer, Inc. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

The 2X PFE Bull Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of Pfizer, Inc. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

The 1.5X PYPL Bear Daily ETF seeks daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) the daily performance of the common shares of PayPal Holdings, Inc. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

The 1.5X PYPL Bull Daily ETF seeks daily investment results, before fees and expenses, that correspond to one and a half times (150%) the daily performance of the common shares of PayPal Holdings, Inc. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

The TSLA Bear Daily ETF seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) the daily performance of the common shares of Tesla, Inc. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

The 2X NKE Bear Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) the daily performance of the common shares of NIKE, Inc – Class B. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

The 2X NKE Bull Daily ETF seeks daily investment results, before fees and expenses, that correspond to two times (200%) the daily performance of the common shares of NIKE, Inc – Class B. The Fund is an actively managed ETF. The Fund commenced operations on July 13, 2022.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, security valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

(b) Swap Agreements

Each Fund will enter into swap agreements to pursue its investment objective of delivering a specific multiple (e.g. 200% or -200%) return to its underlying common stock or ETF for a single day. The swap agreements may include as a reference asset investment vehicle that seek exposure to the underlying common stock or ETF.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index. A Fund may use a combination of swaps on the underlying ETF and swaps on various investment vehicles that are designed to track the performance of the underlying ETF. The underlying investment vehicle may not track the performance of the underlying ETF due to embedded costs and other factors, which may increase a Fund’s correlation risk and impact a Fund’s ability to correlate with the underlying common stock or ETF.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

With respect to the use of swap agreements, if the underlying common stock or ETF has a dramatic intraday move that causes a material decline in net assets, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using swap agreements may also have the effect of lowering each Fund’s return.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares net relative assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds offer and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for the Funds (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Funds is $100, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Funds is $100, regardless of the number of Creation Units created in the transaction.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of each Fund:

Investment Advisory Fee
2X Innovation ETF	0.95%
Short China Internet ETF	0.75%
1.25X NVDA Bear Daily ETF	0.95%
2X PFE Bear Daily ETF	0.95%
2X PFE Bull Daily ETF	0.95%
1.5X PYPL Bear Daily ETF	0.95%
1.5X PYPL Bull Daily ETF	0.95%
TSLA Bear Daily ETF	0.95%
2X NKE Bear Daily ETF	0.95%
2X NKE Bull Daily ETF	0.95%

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commission, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers) in order to limit total annual operating expenses of each fund. These agreements are in effect until July 31, 2023 for the Funds, and they may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund:

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Total Limit on Annual
Operating Expenses
2X Innovation ETF	1.15%
Short China Internet ETF	0.95%
1.25X NVDA Bear Daily ETF	1.15%
2X PFE Bear Daily ETF	1.15%
2X PFE Bull Daily ETF	1.15%
1.5X PYPL Bear Daily ETF	1.15%
1.5X PYPL Bull Daily ETF	1.15%
TSLA Bear Daily ETF	1.15%
2X NKE Bear Daily ETF	1.15%
2X NKE Bull Daily ETF	1.15%

The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	2X Innovation ETF	Short China Internet ETF	1.25X NVDA Bear Daily ETF
March 31, 2026	$42,523	$76,128	$29,654
Total	$42,523	$76,128	$29,654

	2X PFE Bear Daily ETF	2X PFE Bull Daily ETF	1.5X PYPL Bear Daily ETF
March 31, 2026	$30,408	$30,767	$30,635
Total	$30,408	$30,767	$30,635

	1.5X PYPL Bull Daily ETF	TSLA Bear Daily ETF	2X NKE Bear Daily ETF
March 31, 2026	$30,248	$8,300	$30,790
Total	$30,248	$8,300	$30,790

2X NKE Bull Daily ETF
March 31, 2026	$30,727
Total	$30,727

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Federal Income Taxes

At September 30, 2022, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	2X Innovation ETF	Short China Internet ETF	1.25X NVDA Bear Daily ETF	2X PFE Bear Daily ETF
Cost of investments	$(13,593,905)	$236,173	$164,883	$164,363

Gross unrealized appreciation	$13,593,905	$-	$-	$-
Gross unrealized depreciation	-	(236,173)	(164,883)	(164,363)
Net unrealized appreciation (depreciation) on investments	$13,593,905	$(236,173)	$(164,883)	$(164,363)

	2X PFE Bull Daily ETF	1.5X PYPL Bear Daily ETF	1.5X PYPL Bull Daily ETF	TSLA Bear Daily ETF
Cost of investments	$(190,228)	$80,328	$80,237	$5,380,766

Gross unrealized appreciation	$190,228	$-	$-	$-
Gross unrealized depreciation	-	(80,328)	(80,237)	(5,380,766)
Net unrealized appreciation (depreciation) on investments	$190,228	$(80,328)	$(80,237)	$(5,380766)

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

	2X NKE Bear Daily ETF	2X NKE Bull Daily ETF
Cost of investments	$613,042	$(301,495)

Gross unrealized appreciation	$-	$301,495
Gross unrealized depreciation	(613,042)	-
Net unrealized appreciation (depreciation) on investments	$(613,042)	$301,495

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in swaps.

Note 5 – Investment Transactions

There were no purchases and sales of investments for the periods ended September 30, 2022.

There were no purchases and sales of in-kind transactions for the periods ended September 30, 2022.

Note 6 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value:

2X Innovation ETF	Level 1*	Level 2	Level 3*	Total
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$13,593,905	$-	$13,593,905
Total Liabilities	$-	$13,593,905	$-	$13,593,905

Short China Internet ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$236,173	$-	$236,173
Total Assets	$-	$236,173	$-	$236,173

1.25X NVDA Bear Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$164,882	$-	$164,882
Total Assets	$-	$164,882	$-	$164,882

2X PFE Bear Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$164,363	$-	$164,363
Total Assets	$-	$164,363	$-	$164,363

2X PFE Bull Daily ETF	Level 1*	Level 2	Level 3*	Total
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$190,228	$-	$190,228
Total Liabilities	$-	$190,228	$-	$190,228

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

1.5X PYPL Bear Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$80,328	$-	$80,328
Total Assets	$-	$80,328	$-	$80,328

1.5X PYPL Bull Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$80,237	$-	$80,237
Total Assets	$-	$80,237	$-	$80,237

TSLA Bear Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$5,380,766	$-	$5,380,766
Total Assets	$-	$5,380,766	$-	$5,380,766

2X NKE Bear Daily ETF	Level 1*	Level 2	Level 3*	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$613,042	$-	$613,042
Total Assets	$-	$613,042	$-	$613,042

2X NKE Bull Daily ETF	Level 1*	Level 2	Level 3*	Total
Liabilities
Other Financial Instruments**
Swap Contracts	$-	$301,495	$-	$301,495
Total Liabilities	$-	$301,495	$-	$301,495

*	The Funds did not hold any Level 1 or 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 8 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in swap contracts during the periods ended September 30, 2022.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2022, by risk category are as follows:

2X Innovation ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$-	Unrealized depreciation on open swap contracts	$13,593,905

Short China Internet ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$236,173	Unrealized depreciation on open swap contracts	$-

1.25X NVDA Bear Daily ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$164,882	Unrealized depreciation on open swap contracts	$-

2X PFE Bear Daily ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$164,363	Unrealized depreciation on open swap contracts	$-

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

2X PFE Bull Daily ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$-	Unrealized depreciation on open swap contracts	$190,228

1.5X PYPL Bear Daily ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$80,328	Unrealized depreciation on open swap contracts	$-

1.5X PYPL Bull Daily ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$80,237	Unrealized depreciation on open swap contracts	$-

TSLA Bear Daily ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$5,380,766	Unrealized depreciation on open swap contracts	$-

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

2X NKE Bear Daily ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$613,042	Unrealized depreciation on open swap contracts	$-

2X NKE Bull Daily ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$-	Unrealized depreciation on open swap contracts	$301,495

The effects of derivative instruments on the Statements of Operations for the periods ended September 30, 2022, are as follows:

2X Innovation ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$2,392,253

Short China Internet ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(357,626)

1.25X NVDA Bear Daily ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$1,523,520

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

2X PFE Bear Daily ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$120,287

2X PFE Bull Daily ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(56,013)

1.5X PYPL Bear Daily ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(1,060,125)

1.5X PYPL Bull Daily ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$410,505

TSLA Bear Daily ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(4,552,745)

2X NKE Bear Daily ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(418,994)

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

2X NKE Bull Daily ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$199,004

2X Innovation ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(13,593,905)

Short China Internet ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$236,173

1.25X NVDA Bear Daily ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$164,882

2X PFE Bear Daily ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$164,363

2X PFE Bull Daily ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(190,228)

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

1.5X PYPL Bear Daily ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$80,328

1.5X PYPL Bull Daily ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$80,237

TSLA Bear Daily ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$5,380,766

2X NKE Bear Daily ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$613,042

2X NKE Bull Daily ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$(301,495)

The average quarterly volume of derivative instruments held by the Funds during the periods ended September 30, 2022 are as follows:

2X Innovation ETF
Open Swap Contracts
Equity contracts	Notional Value	$89,883,395

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Short China Internet ETF
Open Swap Contracts
Equity contracts	Notional Value	$(1,921,077)

1.25X NVDA Bear Daily ETF
Open Swap Contracts
Equity contracts	Notional Value	$(5,012,349)

2X PFE Bear Daily ETF
Open Swap Contracts
Equity contracts	Notional Value	$(3,177,920)

2X PFE Bull Daily ETF
Open Swap Contracts
Equity contracts	Notional Value	$1,800,863

1.5X PYPL Bear Daily ETF
Open Swap Contracts
Equity contracts	Notional Value	$(1,303,555)

1.5X PYPL Bull Daily ETF
Open Swap Contracts
Equity contracts	Notional Value	$2,581,048

TSLA Bear Daily ETF
Open Swap Contracts
Equity contracts	Notional Value	$(36,245,322)

2X NKE Bear Daily ETF
Open Swap Contracts
Equity contracts	Notional Value	$(4,003,341)

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

2X NKE Bull Daily ETF
Open Swap Contracts
Equity contracts	Notional Value	$1,213,737

Note 9 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of swap contracts. As of September 30, 2022, the Funds are subject to a master netting arrangement for swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2022:

2X Innovation ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized depreciation on open swap contracts	Cowen	$13,593,905	$-	$(13,593,905)	$-

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Short China Internet ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts	Cowen	$236,173	$-	$-	$236,173

1.25X NVDA Bear Daily ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts	Cowen	$164,882	$-	$-	$164,882

2X PFE Bear Daily ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts	Cowen	$164,363	$-	$-	$164,363

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

2X PFE Bull Daily ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized depreciation on open swap contracts	Cowen	$190,228	$-	$(190,228)	$-

1.5X PYPL Bear Daily ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts	Cowen	$80,328	$-	$-	$80,328

1.5X PYPL Bull Daily ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts	Cowen	$80,237	$-	$-	$80,237

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

TSLA Bear Daily ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts	Cowen	$5,380,766	$-	$-	$5,380,766

2X NKE Bear Daily ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts	Cowen	$613,042	$-	$-	$613,042

2X NKE Bull Daily ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized depreciation on open swap contracts	Cowen	$301,495	$-	$(301,495)	$-

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

At a meeting held on October 26-27, 2022, the Board of Trustees of the Trust approved a change in the Funds’ distributor from IMST Distributors, LLC to ALPS Distributors, Inc. Such change will be effective January 1, 2023.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At a meeting held on April 4, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) with respect to the AXS 2X Innovation ETF (the “2X Innovation ETF”) and AXS Short China Internet ETF (the “Short China Internet ETF”) series of the Trust for an initial two-year term.

At a meeting held on April 20-21, 2022, the Board and the Independent Trustees reviewed and unanimously approved the Advisory Agreement between the Trust and the Investment Advisor for an initial two-year term, with respect to the following new series of the Trust (each a “Single-Stock ETF” and, collectively with the 2X Innovation ETF and Short China Internet ETF, the “ETFs”):

●	AXS 1.25X NVDA Bear Daily ETF (the “1.25X NVDA Bear Daily ETF”);

●	AXS 1.5X PYPL Bear Daily ETF (the “1.5X PYPL Bear Daily ETF”);

●	AXS 1.5X PYPL Bull Daily ETF (the “1.5X PYPL Bull Daily ETF”);

●	AXS 2X NKE Bear Daily ETF (the “2X NKE Bear Daily ETF”);

●	AXS 2X NKE Bull Daily ETF (the “2X NKE Bull Daily ETF”);

●	AXS 2X PFE Bear Daily ETF (the “2X PFE Bear Daily ETF”);

●	AXS 2X PFE Bull Daily ETF (the “2X PFE Bull Daily ETF”);

●	AXS TSLA Bear Daily ETF (the “TSLA Bear Daily ETF”).

In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each ETF and its shareholders.

Background

In advance of the meetings, the Board received information about the ETFs and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the ETFs; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the ETFs; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each ETF with those of a group of comparable funds selected by Broadridge (each a “Peer Group”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the ETFs, it was familiar with the Investment Advisor as the investment advisor for many other series of the Trust. The Board considered the overall quality of the services to be provided by the Investment Advisor to each ETF. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the ETFs, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the ETFs. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage each ETF, and that the Investment Advisor would provide each ETF with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed information regarding each ETF’s proposed advisory fee and estimated total expenses. The meeting materials indicated the following:

●	The 2X Innovation ETF’s proposed annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Trading-Leveraged Equity Fund Universe medians by 0.20%. The Trustees considered that the Investment Advisor did not expect to receive the gross advisory fee with respect to the 2X Innovation ETF for a significant period of time, that the ETF would be actively managed to ensure proper tracking, and that the ETF would invest in total return swaps to achieve leverage. The Trustees noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the 2X Innovation ETF, and therefore they did not have a good basis for comparing the ETF’s proposed advisory fee with those of other similar client accounts of the Investment Advisor.

The estimated annual total expenses (net of fee waivers) of the 2X Innovation ETF were higher than both the Peer Group and Fund Universe medians by 0.20%. The Board considered that the annual total expenses of the 2X Innovation ETF were likely higher than the Peer Group and Fund Universe medians because of the 2X Innovation ETF’s higher proposed advisory fee. The Board also noted that the Investment Advisor had represented that the net expense ratio was at a level that it could financially support.

●	The Short China Internet ETF’s proposed annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Trading-Inverse Equity Fund Universe medians. The Trustees considered that the Short China Internet ETF’s proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The estimated annual total expenses (net of fee waivers) of the Short China Internet ETF were the same as the Peer Group and Fund Universe medians.

●	The 1.25X NVDA Bear Daily ETF’s proposed annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Trading-Inverse Equity Fund Universe medians by 0.20%. The estimated annual total expenses (net of fee waivers) of the 1.25X NVDA Bear Daily ETF were higher than both the Peer Group and Fund Universe medians by 0.20%.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The 1.5X PYPL Bear Daily ETF’s proposed annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Trading-Inverse Equity Fund Universe medians by 0.20%. The estimated annual total expenses (net of fee waivers) of the 1.5X PYPL Bear Daily ETF were higher than both the Peer Group and Fund Universe medians by 0.20%.

●	The 1.5X PYPL Bull Daily ETF’s proposed annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Trading-Leveraged Equity Fund Universe medians by 0.20%. The estimated annual total expenses (net of fee waivers) of the 1.5X PYPL Bull Daily ETF were higher than both the Peer Group and Fund Universe medians by 0.20%.

●	The 2X NKE Bear Daily ETF’s proposed annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Trading-Inverse Equity Fund Universe medians by 0.20%. The estimated annual total expenses (net of fee waivers) of the 2X NKE Bear Daily ETF were higher than both the Peer Group and Fund Universe medians by 0.20%.

●	The 2X NKE Bull Daily ETF’s proposed annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Trading-Leveraged Equity Fund Universe medians by 0.20%. The estimated annual total expenses (net of fee waivers) of the 2X NKE Bull Daily ETF were higher than the Peer Group median by 0.19% and the Fund Universe median by 0.20%.

●	The 2X PFE Bear Daily ETF’s proposed annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Trading-Inverse Equity Fund Universe medians by 0.20%. The estimated annual total expenses (net of fee waivers) of the 2X PFE Bear Daily ETF were higher than both the Peer Group and Fund Universe medians by 0.20%.

●	The 2X PFE Bull Daily ETF’s proposed annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Trading-Leveraged Equity Fund Universe medians by 0.20%. The estimated annual total expenses (net of fee waivers) of the 2X PFE Bull Daily ETF were higher than the Peer Group median by 0.19% and the Fund Universe median by 0.20%.

●	The TSLA Bear Daily ETF’s proposed annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Trading-Inverse Equity Fund Universe medians by 0.20%. The estimated annual total expenses (net of fee waivers) of the TSLA Bear Daily ETF were higher than both the Peer Group and Fund Universe medians by 0.20%.

In reviewing the proposed advisory fee for each Single-Stock ETF, the Trustees considered the Investment Advisor’s belief that each Single-Stock ETF offered an innovative and unique product that could not be accessed elsewhere. The Trustees also considered that the Single-Stock ETFs are actively-managed to ensure proper tracking and, given the ETFs’ investments in total return swaps, the active management of the ETFs requires specialized expertise. The Trustees also noted that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Single-Stock ETFs, and therefore they did not have a good basis for comparing each Single-Stock ETF’s proposed advisory fee with those of other similar client accounts of the Investment Advisor. The Trustee also considered that each Single-Stock ETF’s proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The Board also considered the Investment Advisor’s observation that although some of the Single-Stock ETFs’ estimated net expenses were in the highest quartile of funds in the applicable Peer Groups, some of the funds in the Peer Groups are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps. The Board noted the Investment Advisor’s assertion that the larger fund complexes allow those funds in the Peer Groups to pass along economies of scale that the Investment Advisor is currently unable to match. The Board also noted that the Investment Advisor set the net expenses for the Single-Stock ETFs at a level at which the Investment Advisor can maintain the viability of the ETFs.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to each ETF.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with each ETF in the ETF’s first year of operations, taking into account estimated assets of $50 million for each of the 2X Innovation ETF and the Short China Internet ETF, and $25 million for each of the Single-Stock ETFs. The Board observed that the Investment Advisor anticipated waiving a portion of its advisory fee for each of the ETFs, and determined that the Investment Advisor’s anticipated profits with respect to each ETF were reasonable.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationships with the ETFs, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the ETFs, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the ETFs generally, and any favorable publicity arising in connection with the ETFs’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the ETFs’ asset levels would likely be too low to achieve significant economies of scale during the ETFs’ initial startup period, and that any such economies would be considered in the future as the assets of the ETFs grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each ETF and its shareholders and, accordingly, approved the Advisory Agreement with respect to each ETF.

AXS Funds

EXPENSE EXAMPLES

For the Periods Ended September 30, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The Funds’ Hypothetical Performance is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

The 2X Innovation ETF and Short China Internet ETF’s Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 28, 2022 (commencement of operations) to September 30, 2022.

The 1.25X NVDA Bear Daily ETF, 2X PFE Bear Daily ETF, 2X PFE Bull Daily ETF, 1.5X PYPL Bear Daily ETF, 1.5X PYPL Bull Daily ETF, TSLA Bear Daily ETF, 2X NKE Bear Daily ETF and 2X NKE Bull Daily ETF’s Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 13, 2022 (commencement of operations) to September 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AXS Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended September 30, 2022 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
2X Innovation ETF	4/28/22*	9/30/22	4/28/22* – 9/30/22
Actual Performance**	$1,000.00	$457.70	$3.58
	4/1/22	9/30/22	4/1/22 – 9/30/22
Hypothetical (5% annual return before expenses)***	1,000.00	1,019.30	5.82

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 156/365 (to reflect the since inception period ended). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

***	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Short China Internet ETF	4/28/22*	9/30/22	4/28/22* – 9/30/22
Actual Performance**	$1,000.00	$942.70	$3.94
	4/1/22	9/30/22	4/1/22 – 9/30/22
Hypothetical (5% annual return before expenses)***	1,000.00	1,020.31	4.81

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 156/365 (to reflect the since inception period ended). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

***	Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
1.25X NVDA Bear Daily ETF	7/13/22*	9/30/22	7/13/22* – 9/30/22
Actual Performance**	$1,000.00	$1,196.20	$2.77
	4/1/22	9/30/22	4/1/22 – 9/30/22
Hypothetical (5% annual return before expenses)***	1,000.00	1,019.30	5.82

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 80/365 (to reflect the since inception period ended). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

***	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended September 30, 2022 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
2X PFE Bear Daily ETF	7/13/22*	9/30/22	7/13/22* – 9/30/22
Actual Performance**	$1,000.00	$1,208.60	$2.78
	4/1/22	9/30/22	4/1/22 – 9/30/22
Hypothetical (5% annual return before expenses)***	1,000.00	1,019.30	5.82

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 80/365 (to reflect the since inception period ended). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

***	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
2X PFE Bull Daily ETF	7/13/22*	9/30/22	7/13/22* – 9/30/22
Actual Performance**	$1,000.00	$768.70	$2.23
	4/1/22	9/30/22	4/1/22 – 9/30/22
Hypothetical (5% annual return before expenses)***	1,000.00	1,019.30	5.82

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 80/365 (to reflect the since inception period ended). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

***	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
1.5X PYPL Bear Daily ETF	7/13/22*	9/30/22	7/13/22* – 9/30/22
Actual Performance**	$1,000.00	$651.40	$2.08
	4/1/22	9/30/22	4/1/22 – 9/30/22
Hypothetical (5% annual return before expenses)***	1,000.00	1,019.30	5.82

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 80/365 (to reflect the since inception period ended). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

***	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended September 30, 2022 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
1.5X PYPL Bull Daily ETF	7/13/22*	9/30/22	7/13/22* – 9/30/22
Actual Performance**	$1,000.00	$1,314.70	$2.92
	4/1/22	9/30/22	4/1/22 – 9/30/22
Hypothetical (5% annual return before expenses)***	1,000.00	1,019.30	5.82

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 80/365 (to reflect the since inception period ended). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

***	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
TSLA Bear Daily ETF	7/13/22*	9/30/22	7/13/22* – 9/30/22
Actual Performance**	$1,000.00	$849.20	$2.33
	4/1/22	9/30/22	4/1/22 – 9/30/22
Hypothetical (5% annual return before expenses)***	1,000.00	1,019.30	5.82

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 0.950% multiplied by the average account value over the period, multiplied by 80/365 (to reflect the since inception period ended). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

***	Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
2X NKE Bear Daily ETF	7/13/22*	9/30/22	7/13/22* – 9/30/22
Actual Performance**	$1,000.00	$1,352.20	$2.96
	4/1/22	9/30/22	4/1/22 – 9/30/22
Hypothetical (5% annual return before expenses)***	1,000.00	1,019.30	5.82

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 80/365 (to reflect the since inception period ended). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

***	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

AXS Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended September 30, 2022 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
2X NKE Bull Daily ETF	7/13/22*	9/30/22	7/13/22* – 9/30/22
Actual Performance**	$1,000.00	$608.70	$2.03
	4/1/22	9/30/22	4/1/22 – 9/30/22
Hypothetical (5% annual return before expenses)***	1,000.00	1,019.30	5.82

*	Commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 80/365 (to reflect the since inception period ended). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

***	Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratio reflects an expense waiver and expenses absorbed. Assumes all dividends and distributions were reinvested.

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FUND INFORMATION

	TICKER	CUSIP
AXS 2X Innovation ETF	TARK	46144X 487
AXS Short China Internet ETF	SWEB	46144X 875
AXS 1.25X NVDA Bear Daily ETF	NVDS	46144X 842
AXS 2X PFE Bear Daily ETF	PFES	46144X 727
AXS 2X PFE Bull Daily ETF	PFEL	46144X 735
AXS 1.5X PYPL Bear Daily ETF	PYPS	46144X 776
AXS 1.5X PYPL Bull Daily ETF	PYPT	46144X 768
AXS TSLA Bear Daily ETF	TSLQ	46144X 867
AXS 2X NKE Bear Daily ETF	NKEQ	46144X 685
AXS 2X NKE Bull Daily ETF	NKEL	46144X 677

Privacy Principles of the AXS ETFs for Shareholders

The ETFs are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the ETFs collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the ETFs do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the ETFs. The ETFs do not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS ETFs for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The ETFs’ proxy voting policies and procedures, as well as information regarding how the ETFs voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 984-2510 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The ETFs file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the ETFs’ Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The ETFs will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (866) 984-2510.

AXS ETFs

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 984-2510

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/9/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/9/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	12/9/2022